STOCK-BASED COMPENSATION PLANS - Narrative (Details) - USD ($)			5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 02, 2021	Jun. 01, 2021	Jun. 01, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (reversal)					$ 19,834,000	$ 19,940,000
Percentage of outstanding stock maximum	9.70%	8.90%
Executive Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation expense					1,400,000	0
Accelerated vest cost					$ 3,900,000	$ 500,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years	4 years
Percentage of the award vesting at first anniversary (in percent)				25.00%	25.00%
Unrecognized stock-based compensation cost				$ 1,211,000	$ 1,211,000	$ 2,763,000
Weighted average period for recognition of unrecognized stock-based compensation cost					1 year 10 months 24 days	2 years 4 months 24 days
Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term					5 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock maximum			8.90%	9.70%
Unrecognized stock-based compensation cost				$ 17,984,000	$ 17,984,000	$ 30,055,000
Weighted average period for recognition of unrecognized stock-based compensation cost					2 years	1 year 9 months 18 days
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (reversal)					$ (3,200,000)	$ (600,000)
Vesting period					3 years
Shares available for to grant (in shares)				10,777	10,777
Stock option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (reversal)					$ 1,359,000	$ 2,361,000
Percentage of outstanding stock maximum	9.70%	8.90%
Number of issued and outstanding common shares available for issue if the lesser of two alternatives (in shares)	7,000,000
Treasury Based Restricted Stock Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock maximum			4.60%	9.70%
Units outstanding (in shares)				1,053,177	1,053,177	2,614,135
Restricted stock plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (reversal)					$ 18,475,000	$ 17,579,000
Restricted stock plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional tax holding period					2 years
Restricted stock plan | Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional tax holding period					1 year
Restricted stock plan | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year
Restricted stock plan | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Restricted stock plan | Restricted Stock Units (RSUs) One | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year
Restricted stock plan | Restricted Stock Units (RSUs) One | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					2 years
Restricted stock plan | Restricted Stock Units (RSUs) Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years